Income Taxes (Details 1) - USD ($)	Mar. 31, 2015	Mar. 31, 2014
Income Taxes Details 1
Net operating loss carry-forwards	$ 23,054	$ 19,733
Basis differences in fixed assets	24	37
Accruals and reserves	2,694	1,383
Total deferred tax assets, net	25,772	21,153
Valuation allowance	$ (25,772)	$ (21,153)
Net deferred tax asset